Warrants (Details) - Schedule of range of exercise price - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Apr. 09, 2021	Apr. 07, 2021	Jan. 30, 2021	Jan. 06, 2021
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices			$ 0.012	$ 0.006	$ 0.0003	$ 0.006
Number Outstanding (in Shares)	166,500,000	214,804,492
Weighted Average Remaining Contractual Life	3 years 10 months 20 days	3 years 9 months 10 days
Weighted Average Exercise Price	$ 0.0117	$ 0.0136
Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices	0.002	0.0003
Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices	$ 0.0137	$ 0.012